STOCKHOLDERS' EQUITY - Warrants (Details) - Aldel Financial Inc. - $ / shares			9 Months Ended
	Apr. 12, 2021	Dec. 31, 2020	Sep. 30, 2021
Class of Warrant or Right [Line Items]
Exercise price of warrants		$ 15.00
Class A Common Stock
Class of Warrant or Right [Line Items]
Number of Shares Issued Per Unit	1		1
Threshold number of business days before sending notice of redemption to warrant holders		3 days	3 days
Public Warrants
Class of Warrant or Right [Line Items]
Number of Shares Issued Per Unit		1	1
Exercise price of warrants	$ 11.50	$ 11.50	$ 11.50
Warrant exercise period condition one		30 days	30 days
Warrant exercise period condition two		12 months	12 months
Public Warrants expiration term		5 years	5 days
Redemption price per public warrant (in dollars per share)		$ 0.01	$ 0.01
Minimum threshold written notice period for redemption of public warrants		30 days	30 days
Public Warrants | Class A Common Stock
Class of Warrant or Right [Line Items]
Warrant redemption condition minimum share price		$ 18.00	$ 18.00
Threshold trading days for redemption of public warrants		20 days	20 days
Threshold consecutive trading days for redemption of public warrants		30 days	30 days
Redemption period		30 days	30 days
OTM warrants
Class of Warrant or Right [Line Items]
Number of Shares Issued Per Unit		1	1
Exercise price of warrants			$ 15.00
Public Warrants expiration term		10 years	10 years